Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Concentration of risk by region and line of business based on gross premiums written
The table that follows shows the company's concentration of insurance risk by region and line of business based on gross premiums written prior to giving effect to ceded reinsurance premiums. The company's exposure to general insurance risk varies by geographic region and may change over time. Premiums ceded to reinsurers (including retrocessions) in 2019 by line of business was comprised of property of $1,471.5 (2018 - $1,267.2), casualty of $1,842.9 (2018 - $1,443.4) and specialty of $361.2 (2018 - $386.7).

	Canada		United States		Asia(1)		International(2)		Total
For the years ended December 31	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Property	853.5	732.6	3,087.9	2,704.3	710.4	634.5	1,669.4	1,495.8	6,321.2	5,567.2
Casualty	805.4	695.4	6,903.4	6,082.3	411.6	384.5	1,424.6	1,210.8	9,545.0	8,373.0
Specialty	177.6	164.6	597.7	619.8	237.6	215.3	632.1	588.4	1,645.0	1,588.1
Total	1,836.5	1,592.6	10,589.0	9,406.4	1,359.6	1,234.3	3,726.1	3,295.0	17,511.2	15,528.3

Insurance	1,724.5	1,492.5	8,389.9	7,439.7	676.1	692.4	2,377.3	2,270.4	13,167.8	11,895.0
Reinsurance	112.0	100.1	2,199.1	1,966.7	683.5	541.9	1,348.8	1,024.6	4,343.4	3,633.3
	1,836.5	1,592.6	10,589.0	9,406.4	1,359.6	1,234.3	3,726.1	3,295.0	17,511.2	15,528.3

(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.

Schedule of aggregate gross credit risk exposure
The company's gross credit risk exposure (without consideration of amounts held by the company as collateral) was comprised as follows:

	December 31, 2019	December 31, 2018
Cash and short term investments	10,703.6	7,361.3
Investments in debt instruments:
U.S. sovereign government(1)	5,610.8	10,464.0
Other sovereign government rated AA/Aa or higher(1)(2)	1,090.4	1,368.1
All other sovereign government(3)	1,230.0	1,189.9
Canadian provincials	2.9	51.9
U.S. states and municipalities	216.5	363.2
Corporate and other	8,164.8	7,124.4
Receivable from counterparties to derivative contracts	85.2	168.2
Insurance contract receivables	5,435.0	5,110.7
Recoverable from reinsurers	9,155.8	8,400.9
Other assets	1,645.0	1,253.3
Total gross credit risk exposure	43,340.0	42,855.9

(1)	Representing together 17.2% of the company's total investment portfolio at December 31, 2019 (December 31, 2018 - 30.5%) and considered by the company to have nominal credit risk.

(2)
Comprised primarily of bonds issued by the governments of Canada, Hong Kong, Singapore and Australia with fair values at December 31, 2019 of $664.4, $105.9, $99.4 and $89.0 respectively (December 31, 2018 - $964.7, $86.4, $54.4 and $93.6).

(3)
Comprised primarily of bonds issued by the governments of India, Spain and Poland with fair values at December 31, 2019 of $519.0, $218.2 and $149.6 respectively (December 31, 2018 - $527.5, $210.6 and $127.4).

Schedule of fixed income portfolio according to credit rating
The composition of the company's investments in debt instruments classified according to the higher of each security's respective S&P and Moody's issuer credit rating is presented in the table that follows:

	December 31, 2019			December 31, 2018
Issuer Credit Rating	Amortized cost	Fair value	%	Amortized cost	Fair value	%
AAA/Aaa	6,795.2	6,820.4	41.8	11,931.0	11,920.5	58.1
AA/Aa	870.0	881.8	5.4	1,107.6	1,115.3	5.4
A/A	2,979.4	3,008.0	18.4	2,214.0	2,184.7	10.6
BBB/Baa	3,059.6	3,206.2	19.7	2,583.1	2,641.8	12.8
BB/Ba	121.9	135.0	0.8	125.0	131.8	0.6
B/B	59.9	61.6	0.4	87.8	79.7	0.4
Lower than B/B	31.6	16.4	0.1	27.6	27.5	0.1
Unrated(1)	2,125.8	2,186.0	13.4	2,412.4	2,460.2	12.0
Total	16,043.4	16,315.4	100.0	20,488.5	20,561.5	100.0

(1)
Comprised primarily of the fair value of the company's investments in Seaspan Corporation of $483.4 (December 31, 2018 - $242.9), Blackberry Limited of $442.1 (December 31, 2018 - $512.4), Chorus Aviation Inc. of $155.8 (December 31, 2018 - $138.6), EXCO Resources, Inc. of nil (December 31, 2018 - $504.6) and Sanmar Chemicals Group of nil (December 31, 2018 - $392.8)

Schedule of credit risk related to derivative contract counterparties
The following table sets out the company's counterparty risk assuming all derivative counterparties are simultaneously in default:

	December 31, 2019	December 31, 2018
Total derivative assets(1)	85.2	168.2
Obligations that may be offset under net settlement arrangements	(19.2)	(83.4)
Fair value of collateral deposited for the benefit of the company(2)	(14.2)	(17.9)
Excess collateral pledged by the company in favour of counterparties	1.9	26.1
Initial margin not held in segregated third party custodian accounts	—	2.0
Net derivative counterparty exposure after net settlement and collateral arrangements	53.7	95.0

(1)	Excludes equity warrants, equity warrant forward contracts, equity call options and other derivatives which are not subject to counterparty risk.

(2)	Excludes excess collateral pledged by counterparties of $1.9 at December 31, 2019 (December 31, 2018 - $1.5).

Schedule of gross reinsurance recoverable by reinsurer financial strength rating
The following table presents the gross recoverable from reinsurers classified according to the financial strength ratings of the reinsurers. Pools and associations are generally government or similar insurance funds with limited credit risk.

	December 31, 2019			December 31, 2018
A.M. Best Rating (or S&P equivalent)	Gross recoverable from reinsurers	Outstanding balances for which security is held	Net unsecured recoverable from reinsurers	Gross recoverable from reinsurers	Outstanding balances for which security is held	Net unsecured recoverable from reinsurers
A++	357.1	28.8	328.3	369.8	28.9	340.9
A+	5,005.9	351.9	4,654.0	4,225.2	264.8	3,960.4
A	2,567.7	106.0	2,461.7	2,255.2	85.5	2,169.7
A-	217.7	9.7	208.0	247.9	9.6	238.3
B++	18.1	1.2	16.9	32.4	10.5	21.9
B+	3.9	0.4	3.5	1.5	0.3	1.2
B or lower	11.0	1.4	9.6	10.3	1.8	8.5
Not rated	941.1	524.3	416.8	1,139.6	673.4	466.2
Pools and associations	194.8	6.5	188.3	283.8	3.7	280.1
	9,317.3	1,030.2	8,287.1	8,565.7	1,078.5	7,487.2
Provision for uncollectible reinsurance	(161.5)		(161.5)	(164.8)		(164.8)
Recoverable from reinsurers	9,155.8		8,125.6	8,400.9		7,322.4

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables set out the maturity profile of the company's financial liabilities based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2019
	Less than 3 months	3 months to 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities(1)	1,321.1	799.9	798.1	426.0	853.2	4,198.3
Insurance contract payables(3)	717.2	1,294.8	133.2	9.6	63.0	2,217.8
Provision for losses and loss adjustment expenses	2,475.6	5,325.9	8,490.8	4,619.5	7,588.4	28,500.2
Borrowings - holding company and insurance and reinsurance companies:
Principal	—	140.0	433.9	676.0	3,926.9	5,176.8
Interest	53.1	180.5	456.4	391.1	648.0	1,729.1
Borrowings - non-insurance companies:
Principal	533.4	771.5	392.7	114.8	271.8	2,084.2
Interest	59.9	45.4	60.4	38.4	113.9	318.0
	5,160.3	8,558.0	10,765.5	6,275.4	13,465.2	44,224.4

	December 31, 2018
	Less than 3 months	3 months to 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities(2)	1,118.3	576.0	251.7	98.8	204.8	2,249.6
Insurance contract payables(3)	653.3	652.6	360.6	5.2	76.6	1,748.3
Provision for losses and loss adjustment expenses	2,385.8	5,428.5	8,292.1	4,578.1	8,397.2	29,081.7
Borrowings - holding company and insurance and reinsurance companies:
Principal	0.1	8.1	380.2	620.0	3,868.3	4,876.7
Interest	53.5	177.7	451.4	391.4	783.2	1,857.2
Borrowings - non-insurance companies:
Principal	159.5	866.7	356.0	157.9	89.6	1,629.7
Interest	20.1	39.3	43.7	22.1	63.5	188.7
	4,390.6	7,748.9	10,135.7	5,873.5	13,483.2	41,631.9

(1)
Excludes pension and post retirement liabilities (note 21), deferred gift card, hospitality and other revenue, accrued interest expense and other. The maturity profile of lease liabilities is based on undiscounted balances (note 22).

(2)	Excludes lease commitments in addition to the items described in the preceding footnote.

(3)	Excludes ceded deferred premium acquisition costs.

Disclosure of maturity analysis for derivative financial liabilities
The following table provides a maturity profile of the company's short sale and derivative obligations based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2019				December 31, 2018
	Less than 3 months	3 months to 1 year	More than 1 year	Total	Less than 3 months	3 months to 1 year	More than 1 year	Total
Equity total return swaps - short positions	58.0	26.6	—	84.6	13.4	—	—	13.4
Equity total return swaps - long positions	—	3.0	—	3.0	51.7	—	—	51.7
U.S. treasury bond forward contracts	1.7	—	—	1.7	30.4	—	—	30.4
Foreign currency forward and swap contracts	59.3	1.9	53.3	114.5	45.7	8.0	—	53.7
Other derivative contracts	1.6	0.4	0.1	2.1	—	—	0.3	0.3
	120.6	31.9	53.4	205.9	141.2	8.0	0.3	149.5

Schedule of potential impact of changes in interest rates on fixed asset portfolio
The table below displays the potential impact of changes in interest rates on the company's fixed income portfolio based on parallel 200 basis point shifts up and down, in 100 basis point increments. This analysis was performed on each individual security to determine the hypothetical effect on net earnings.

	December 31, 2019			December 31, 2018
	Fair value of fixed income portfolio	Hypothetical change in net earnings(1)	Hypothetical % change in fair value(1)	Fair value of fixed income portfolio	Hypothetical change in net earnings(1)	Hypothetical % change in fair value(1)
Change in interest rates
200 basis point increase	15,752.1	(463.3)	(3.5)	19,902.5	(541.1)	(3.2)
100 basis point increase	16,018.9	(243.6)	(1.8)	20,227.4	(274.3)	(1.6)
No change	16,315.4	—	—	20,561.5	—	—
100 basis point decrease	16,712.8	326.8	2.4	20,915.6	290.4	1.7
200 basis point decrease	17,162.3	695.8	5.2	21,282.1	590.6	3.5

(1)	Includes the impact of forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2019 of $846.5 (December 31, 2018 - $471.9).

Schedule of impact of equity and equity related holdings on the financial position
The following table summarizes the net effect of the company's equity and equity-related holdings (long exposures net of short exposures) on the company's financial position as at December 31, 2019 and 2018 and results of operations for the years then ended. In that table the company considers its non-insurance investments in associates (note 6) with a fair value of December 31, 2019 of $5,330.0 (December 31, 2018 – $4,522.4) as a component of its equity and equity-related holdings when assessing its net equity exposures.

	December 31, 2019		December 31, 2018		Year ended December 31, 2019	Year ended December 31, 2018
	Exposure/Notional amount	Carrying value	Exposure/Notional amount	Carrying value	Pre-tax earnings (loss)	Pre-tax earnings (loss)
Long equity exposures:
Common stocks(1)(2)	5,768.6	5,768.6	5,148.2	5,148.2	915.9	(386.2)
Preferred stocks – convertible(3)	20.7	20.7	17.7	17.7	0.9	2.9
Bonds – convertible	667.6	667.6	595.6	595.6	1.4	(171.3)
Investments in associates(3)(4)	5,330.0	4,327.9	4,522.4	4,309.0	0.7	138.9
Deconsolidation of non-insurance companies(5)(6)	—	—	—	—	171.3	889.9
Derivatives and other invested assets:
Equity total return swaps – long positions	406.3	8.1	390.3	(46.9)	20.5	(86.3)
Equity warrant forward contracts(7)	—	—	316.6	38.4	45.4	113.9
Equity warrants and call options(7)	200.3	200.3	79.8	79.8	123.9	(69.9)
Total equity and equity related holdings	12,393.5	10,993.2	11,070.6	10,141.8	1,280.0	431.9

Short equity exposures:
Derivatives and other invested assets:
Equity total return swaps – short positions	(369.8)	(84.6)	(414.4)	8.9	(45.0)	(33.9)
Equity index total return swaps – short positions	—	—	—	—	—	(4.3)
Other	—	—	—	—	(12.8)	—
	(369.8)	(84.6)	(414.4)	8.9	(57.8)	(38.2)

Net equity exposures and financial effects	12,023.7		10,656.2		1,222.2	393.7

(1)
The company excludes other funds that are invested principally in fixed income securities with a carrying value at December 31, 2019 of $175.6 (December 31, 2018 - $150.3) when measuring its equity and equity-related exposure.

(2)
During 2019 the company sold its 9.9% equity interest in ICICI Lombard for gross proceeds of $729.0 and recognized a net gain on investment of $240.0 (realized gains of $311.2, of which $71.2 was recorded as unrealized gains in prior years), primarily related to the removal of the discount for lack of marketability previously applied by the company to the traded market price of its ICICI Lombard common stock.

(3)	Excludes the company’s insurance and reinsurance investments in associates, joint ventures and other equity and equity-related holdings which are considered long term strategic holdings. See note 6.

(4)
On October 31, 2018 the company sold its equity accounted investments in Arbor Memorial Services Inc. and an insurance brokerage for net proceeds of $179.2 (Cdn $235.4) and $58.8 (Cdn $76.3) and recorded net realized gains of $111.8 and $17.6 (Cdn $22.7) respectively.

(5)	On May 17, 2019 the company deconsolidated Grivalia Properties upon its merger into Eurobank and recognized a non-cash gain of $171.3. See note 23.

(6)
On March 1, 2018 Thomas Cook India entered into a strategic joint venture agreement with the founder of Quess that resulted in Quess becoming a joint venture of Thomas Cook India whereas it was previously a consolidated subsidiary. Accordingly, the company remeasured the carrying value of Quess to its fair value of $1,109.5, recognized a non-cash gain of $889.9 and commenced applying the equity method of accounting.

(7)	Includes the Seaspan warrants and forward contracts described in note 6.

Schedule of potential impact of changes in the fair value of equity and equity related holdings
The table that follows illustrates the potential impact on net earnings of changes in the fair value of the company's equity and equity-related holdings (long exposures net of short exposures) as a result of changes in global equity markets at December 31, 2019 and 2018. The analysis assumes variations of 5% and 10% which the company believes to be reasonably possible based on analysis of the return on various equity indexes and management's knowledge of global equity markets.

	December 31, 2019			December 31, 2018
	Fair value of equity and equity-related holdings	Hypothetical $ change in net earnings	Hypothetical % change in fair value	Fair value of equity and equity-related holdings	Hypothetical $ change in net earnings	Hypothetical % change in fair value
Change in global equity markets
10% increase	7,329.1	532.5	9.5	6,807.2	498.3	9.4
5% increase	7,010.7	265.7	4.7	6,510.9	244.9	4.6
No change	6,693.7	—	—	6,224.0	—	—
5% decrease	6,377.9	(264.4)	(4.7)	5,929.9	(251.3)	(4.7)
10% decrease	6,063.7	(527.5)	(9.4)	5,645.7	(493.8)	(9.3)

Schedule of pre-tax foreign currency effect
The pre-tax foreign exchange effects included in net gains on investments in the company's consolidated statements of earnings for the years ended December 31 were as follows:

	2019	2018
Net gains (losses) on investments:
Investing activities	(68.0)	(171.3)
Underwriting activities	5.6	31.6
Foreign currency contracts	(1.3)	7.9
Foreign currency net losses	(63.7)	(131.8)

Schedule of effect of currency appreciation
The table below shows the approximate effect of a 10% appreciation of the U.S. dollar against each of the Canadian dollar, euro, British pound sterling, Indian rupee and all other currencies, respectively, on pre-tax earnings (loss), net earnings (loss), pre-tax other comprehensive income (loss) and other comprehensive income (loss). Certain shortcomings are inherent in the method of analysis presented, including the assumption that the 10% appreciation of the U.S. dollar occurred at December 31, 2019 with all other variables held constant.

	Canadian dollar		Euro		British pound sterling		Indian rupee		All other currencies		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Pre-tax earnings (loss)	12.7	0.1	(57.3)	37.8	(5.7)	15.6	(108.0)	(105.8)	(77.3)	(96.9)	(235.6)	(149.2)
Net earnings (loss)	9.6	(1.3)	(52.3)	31.8	(2.4)	12.6	(93.8)	(95.0)	(57.5)	(74.3)	(196.4)	(126.2)
Pre-tax other comprehensive income (loss)	(113.6)	(137.2)	30.2	(13.8)	(125.5)	(98.5)	(275.4)	(308.7)	(124.3)	(99.5)	(608.6)	(657.7)
Other comprehensive income (loss)	(116.8)	(134.9)	40.9	(4.9)	(124.7)	(98.1)	(254.2)	(305.7)	(119.1)	(93.4)	(573.9)	(637.0)

Schedule of capital management, financial measurements
The company manages its capital based on the following financial measurements and ratios to provide an indication of the company's ability to issue and service debt without impacting the operating companies or their portfolio investments:

	Consolidated		Excluding consolidated non-insurance companies
	December 31, 2019	December 31, 2018	December 31, 2019		December 31, 2018
Holding company cash and investments (net of short sale and derivative obligations)	1,098.6	1,550.6	1,098.6		1,550.6

Borrowings – holding company	4,117.3	3,859.5	4,117.3		3,859.5
Borrowings – insurance and reinsurance companies	1,039.6	995.7	1,039.6		995.7
Borrowings – non-insurance companies	2,075.7	1,625.2	—		—
Total debt	7,232.6	6,480.4	5,156.9		4,855.2
Net debt(1)	6,134.0	4,929.8	4,058.3		3,304.6

Common shareholders’ equity	13,042.6	11,779.3	13,042.6		11,779.3
Preferred stock	1,335.5	1,335.5	1,335.5		1,335.5
Non-controlling interests	3,529.1	4,250.4	1,519.8		1,437.1
Total equity	17,907.2	17,365.2	15,897.9		14,551.9

Net debt/total equity	34.3%	28.4%	25.5%		22.7%
Net debt/net total capital(2)	25.5%	22.1%	20.3%		18.5%
Total debt/total capital(3)	28.8%	27.2%	24.5%		25.0%
Interest coverage(4)	6.5x	3.5x	9.8x	(6)	3.2x	(6)
Interest and preferred share dividend distribution coverage(5)	5.7x	3.0x	7.9x	(6)	2.6x	(6)

(1)	Net debt is calculated by the company as total debt less holding company cash and investments (net of short sale and derivative obligations).

(2)	Net total capital is calculated by the company as the sum of total equity and net debt.

(3)	Total capital is calculated by the company as the sum of total equity and total debt.

(4)	Interest coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings, divided by interest expense on borrowings.

(5)
Interest and preferred share dividend distribution coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings divided by the sum of interest expense on borrowings and preferred share dividend distributions adjusted to a pre-tax equivalent at the company’s Canadian statutory income tax rate.

(6)
Excludes earnings (loss) before income taxes, and interest expense on borrowings, of consolidated non-insurance companies. The ratios for the year ended December 31, 2018 include the non-cash gain of $889.9 from the deconsolidation of Quess (note 23).